Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Access One Trust
Prospectus Date	rr_ProspectusDate	Feb. 28, 2015
Document Creation Date	dei_DocumentCreationDate	Feb. 26, 2015